LOSS PER SHARE - Disclosure of diluted earnings per share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Number of ordinary shares used in calculating diluted earnings per share	3,823	3,634	5,109
Ordinary Shares A
Earnings per share [line items]
Number of ordinary shares used in calculating diluted earnings per share	0	0	1,530
Ordinary Shares B
Earnings per share [line items]
Number of ordinary shares used in calculating diluted earnings per share	0	0	1,748
Options and RSU issued as part of share-based payment
Earnings per share [line items]
Number of ordinary shares used in calculating diluted earnings per share	3,823	3,634	1,831